Derivatives - Offsetting table (Details) (USD $)	Dec. 31, 2014
Derivative assets:
Assets	$ 1,811,000
Gross Amounts Offset in Consolidated Balance Sheet	0
Net Amounts in Consolidated Balance Sheet	1,811,000
Derivative liabilities:
Liabilities	3,889,000
Gross Amounts Offset in Consolidated Balance Sheet	0
Net Amounts in Consolidated Balance Sheet	3,889,000
Interest rate swaps
Derivative liabilities:
Liabilities	3,204,000
Gross Amounts Offset in Consolidated Balance Sheet	0
Net Amounts in Consolidated Balance Sheet	3,204,000
Foreign exchange contracts
Derivative assets:
Assets	1,811,000
Gross Amounts Offset in Consolidated Balance Sheet	0
Net Amounts in Consolidated Balance Sheet	1,811,000
Derivative liabilities:
Liabilities	685,000
Gross Amounts Offset in Consolidated Balance Sheet	0
Net Amounts in Consolidated Balance Sheet	$ 685,000